Fair Value of Measurement (Estimated Fair Values of Significant Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying Value
Financial assets:
Cash and cash equivalents	$ 34,381	$ 65,269	$ 43,852
Trading securities	4,490	4,146	4,095
Securities available-for-sale	1,221,219	1,098,725	1,244,313
Securities held-to-maturity	2,832	3,617	5,060
Federal Home Loan Bank of New York stock, at cost	14,208	12,677	9,784
Loans held-for-sale	355	3,900	1,170
Net loans held-for-investment	1,045,906	1,047,631	805,772
Financial liabilities:
Deposits	1,543,181	1,493,526	1,372,842
Repurchase agreements and other borrowings	513,571	481,934	391,237
Advance payments by borrowers	3,177	2,201	693
Estimated Fair Value
Financial assets:
Cash and cash equivalents	34,381	65,269	43,852
Trading securities	4,490	4,146	4,095
Securities available-for-sale	1,221,219	1,098,725	1,244,313
Securities held-to-maturity	2,961	3,771	5,273
Federal Home Loan Bank of New York stock, at cost	14,208	12,677	9,784
Loans held-for-sale	355	3,900	1,170
Net loans held-for-investment	1,111,954	1,081,484	818,295
Financial liabilities:
Deposits	1,549,103	1,499,906	1,377,068
Repurchase agreements and other borrowings	528,777	498,774	403,920
Advance payments by borrowers	$ 3,177	$ 2,201	$ 693